Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings.
Schedule of composition of borrowings

	2025			2024
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Loan and overdrafts	(43)	(300)	(343)	(43)	(290)	(333)
Advances[1]	(6)	–	(6)	–	–	–
Lease liabilities	(48)	(85)	(133)	(50)	(73)	(123)
Non-voting preference shares	–	(25)	(25)	–	(25)	(25)
Bonds	(739)	(7,363)	(8,102)	(1,394)	(8,252)	(9,646)
Total	(836)	(7,773)	(8,609)	(1,487)	(8,640)	(10,127)

[1] Advances include partial amount of sale consideration received from sale of site.

	Carrying value
Bonds[1]	2025 £m	2024 £m
USD 1,750m 3.125% Mar 2025	–	1,394
EUR 850m 1.250% Mar 2026	739	694
USD 2,000m 3.375% Mar 2027	1,484	1,587
EUR 750m 2.875% Sep 2028	648	620
GBP 300m 2.875% Oct 2028	300	299
USD 1,000m 3.375% Mar 2029	739	785
EUR 750m 1.750% Mar 2030	654	620
USD 2,000m 3.625% Mar 2032	1,470	1,558
GBP 300m 4.625% Sep 2033	299	298
EUR 750m 2.125% Mar 2034	650	617
GBP 400m 3.375% Mar 2038	399	398
USD 1,000m 4.000% Mar 2052	720	776
Total	8,102	9,646

[1] These instruments contain a variety of different features including early redemption options, call options, put options and mandatory early redemption options, which depend on different triggering events such as change in control, change in laws, regulations and tax law. These features are considered embedded derivatives. These features have not been accounted for separately from the instruments as they are considered closely related to the bonds.

Schedule of maturity analysis of lease liabilities

	2025 £m	2024 £m
Due within one year	(48)	(50)
Due between one and two years	(43)	(36)
Due between two and three years	(12)	(19)
Due between three and four years	(7)	(9)
Due between four and five years	(4)	(6)
Due after five years	(19)	(3)
Total	(133)	(123)

Schedule of movement in financial liabilities to cash flow statement

	At 1 January 2025 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest on derivatives and reclassification £m	At 31 December 2025 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(8,567)	(40)	226	693	(7,688)
Short-term borrowings	(1,394)	1,346	6	(725)	(767)
Lease liabilities	(123)	60	2	(72)	(133)
Derivative financial instruments	(30)	(31)	2	81	22
Total financial liabilities arising from financing activities	(10,114)	1,335	236	(23)	(8,566)
Cash and cash equivalents net of bank overdrafts	2,207	(855)	(49)	–	1,303
Total	(7,907)	480	187	(23)	(7,263)

	At 1 January 2024 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest on derivatives and reclassification £m	At 31 December 2024 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(8,711)	(1,214)	16	1,342	(8,567)
Short-term borrowings	(558)	562	(27)	(1,371)	(1,394)
Lease liabilities	(137)	60	3	(49)	(123)
Derivative financial instruments	(102)	8	(1)	65	(30)
Total financial liabilities arising from financing activities	(9,508)	(584)	(9)	(13)	(10,114)
Cash and cash equivalents net of bank overdrafts	994	1,292	(79)	–	2,207
Total	(8,514)	708	(88)	(13)	(7,907)